Segment Information (Details Narrative)	12 Months Ended
	Dec. 31, 2018 Customer Segment	Dec. 31, 2017 Customer Segment	Dec. 31, 2016 Customer
Commercial [Member]
Disclosure of operating segments [line items]
Number of reportable operating segments | Segment	1
Continuing Operations [Member]
Disclosure of operating segments [line items]
Number of customer accounted least 10% of total revenue	1	3	4
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Number of customer accounted least 10% of total revenue | Customer	4	3	3